Financial instruments and financial risk management (Narrative) (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 297,977		$ 394,349
Cash held in US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		$ 62,497